Share Based Compensation (Details)				1 Months Ended			6 Months Ended			12 Months Ended
	Apr. 14, 2022 shares	Mar. 16, 2022 shares	Dec. 10, 2021 shares	Jan. 31, 2023 shares	Aug. 28, 2022 shares	Oct. 31, 2019 shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 shares	Mar. 10, 2023 shares	Sep. 26, 2022 shares	Sep. 16, 2022 shares	Jul. 05, 2021 shares
Share Based Compensation [Line Items]
Share options purchase										182,593
Shares subject plan					4,700,000
Granted to employees year term										4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures				4,000,000
Shares issued											13,000,000
Rsu shares							41,000,000	41,000,000
Conversion shares							12,779,670	12,779,670
Restricted stock expense							¥ 32,310	$ 4,456
Forfeited shares							2,199,006	2,199,006
Outstandingof shares							12,321,218	12,321,218
Share-Based Payment Arrangement, Expense							¥ 2,872	$ 396
Minimum [Member]
Share Based Compensation [Line Items]
Related option agreements							1 year	1 year
Maximum [Member]
Share Based Compensation [Line Items]
Related option agreements							4 years	4 years
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Share options purchase	2,800,000					1,105,300
Shares issued														1,885,300
Shares issued												36,729,613	140,000
Conversion shares		4,842,197	114,234
Employees [Member]
Share Based Compensation [Line Items]
Total fair value of the equity awards vested							¥ 894,000	$ 123,000	¥ 2,962,000
Total unrecognized employee share-based compensation expense							¥ 2,525,000	$ 348,000
Weighted-average period							7 months 6 days	7 months 6 days
Non Employees [Member]
Share Based Compensation [Line Items]
Related option agreements							9 years 3 months 7 days	9 years 3 months 7 days
Total fair value of the equity awards vested | ¥									¥ 1,566,000
RSU [Member]
Share Based Compensation [Line Items]
Forfeited shares							458,452	458,452